Expense Example {- Fidelity Sustainable U.S. Equity Fund} - 05.31 Fidelity Sustainable U.S. Equity Fund - Retail PRO-04 - Fidelity Sustainable U.S. Equity Fund - Fidelity Sustainable U.S. Equity Fund	Jul. 30, 2022 USD ($)
Expense Example:
1 year	$ 92
3 years	695
5 years	1,405
10 years	$ 3,295